Leases (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Summary of Right-of-use Assets
Right-of-use assets are included in property, plant and equipment for the following amounts:

2025

	$ million
		Manufacturing, supply and distribution
	Production		Other [C]	Total
Cost
At January 1	13,565	23,738	9,927	47,230
Additions	886	2,097	1,048	4,031
Sales, retirements and other movements [A]	(647)	(1)	(1,019)	(1,667)
Currency translation differences	127	271	276	674
At December 31	13,931	26,105	10,232	50,268
Depreciation, depletion and amortisation, including impairments
At January 1	7,754	9,305	3,718	20,777
Charge for the year [B]	1,552	2,915	1,133	5,600
Sales, retirements and other movements [A]	(1,002)	(850)	(814)	(2,666)
Currency translation differences	82	49	94	225
At December 31	8,386	11,419	4,131	23,936
Carrying amount at December 31	5,545	14,686	6,101	26,332
[A]Includes the reclassification of right-of-use assets to assets held for sale.
[B]Includes impairment losses ($352 million).
[C]Other mainly includes lease contracts for retail sites, land and buildings in Marketing, Renewables and Energy Solutions, and Corporate.

2024

	$ million
		Manufacturing, supply and distribution
	Production		Other [C]	Total
Cost
At January 1	12,597	19,485	12,151	44,233
Additions	1,669	4,912	660	7,241
Sales, retirements and other movements [A]	(554)	(565)	(2,463)	(3,582)
Currency translation differences	(147)	(94)	(421)	(662)
At December 31	13,565	23,738	9,927	47,230
Depreciation, depletion and amortisation, including impairments
At January 1	7,146	8,049	4,959	20,154
Charge for the year [B]	1,525	2,837	1,066	5,428
Sales, retirements and other movements [A]	(891)	(1,552)	(2,130)	(4,573)
Currency translation differences	(26)	(29)	(177)	(232)
At December 31	7,754	9,305	3,718	20,777
Carrying amount at December 31	5,811	14,433	6,209	26,453
[A]Includes the reclassification of right-of-use assets to assets held for sale.
[B]Includes impairment losses ($438 million) and reversals ($11 million).
[C]Other mainly includes lease contracts for retail sites, land and buildings in Marketing, Renewables and Energy Solutions, and Corporate.

Schedule of Lease Expenses not Included in the Measurement of Lease Liability
Shell also has certain lease contracts of items with lease terms of 12 months or less. For these lease contracts, Shell applies the short-term lease recognition exemption. Lease expenses not included in the measurement of lease liability are given in the table below.

Lease expenses not included in the measurement of lease liability

		$ million
	2025	2024
Expense relating to short-term leases	404	360
Expense relating to variable lease payments	1,423	1,448

Schedule of Future Lease Payments Under Lease Contracts
The future lease payments under lease contracts and the carrying amounts at December 31, by payment date are as follows:

2025

	$ million
	Contractual lease payments		Interest	Lease liabilities
Less than 1 year	6,263		1,652	4,611
Between 1 and 5 years	15,866		4,683	11,183
5 years and later	20,029		6,890	13,139
Total	42,158	[A]	13,225	28,933
[A]Future cash outflows in respect of leases may differ from lease liabilities recognised due to future decisions that may be taken by Shell in respect of the use of leased assets. These decisions may result in variable lease payments being made. In addition, Shell may reconsider whether it will exercise extension options or termination options, which are not reflected in the lease liabilities. There is no exposure to these potential additional payments in excess of the recognised lease liabilities until these decisions have been taken by Shell.

2024

	$ million
	Contractual lease payments	Interest	Lease liabilities
Less than 1 year	6,367	1,657	4,710
Between 1 and 5 years	15,772	4,662	11,110
5 years and later	19,814	6,932	12,882
Total	41,953	13,251	28,702